Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Earnings Per Share

Earnings per share
DKK million		2020	2019	2018
Net profit		42,138	38,951	38,628
Average number of shares outstanding	in million shares	2,333.9	2,374.3	2,419.6
Dilutive effect of average outstanding share pool[1]	in million shares	6.1	4.4	4.8
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	2,340.0	2,378.7	2,424.4
Basic earnings per share	DKK	18.05	16.41	15.96
Diluted earnings per share	DKK	18.01	16.38	15.93
1. For further information on the outstanding share pool, please refer to note 5.1.

Cash Distribution to Shareholders

Cash distribution to shareholders
DKK million	2020	2019	2018
Interim dividend for the year	7,570	7,100	7,238
Dividend for prior year	12,551	12,309	11,810
Share repurchases for the year	16,855	15,334	15,567
Total	36,976	34,743	34,615

Treasury Shares

Treasury shares			2020	2019
	Market value, DKK million	Treasury shares in %	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)
Holding at the beginning of the year	18,613	2.0%	48.1	55.8
Cancellation of treasury shares	(19,333)		(50.0)	(50.0)
Transfer regarding restricted stock units	(148)		(0.4)	(2.6)
Purchase during the year	16,855		39.8	44.9
Value adjustment	29		—	—
Holding at the end of the year	16,016	1.6%	37.5	48.1

Share Capital

Share capital			Total share capital
DKK million	A share capital	B share capital
Development in share capital:
Share capital 2017	107	393	500
Cancelled in 2018	—	(10)	(10)
Cancelled in 2019	—	(10)	(10)
Share capital at the beginning of the year	107	373	480
Cancelled in 2020	—	(10)	(10)
Share capital at the end of the year	107	363	470

Specification of Other Reserves

Specification of Other reserves
DKK million	Exchange rate ad- justments	Cash flow hedges	Tax and other items	Total
Reserve at 1 January 2018	(1,556)	2,027	(32)	439
Other comprehensive income, net for 2018	491	(3,704)	728	(2,485)
Reserve at 31 December 2018	(1,065)	(1,677)	696	(2,046)
Other comprehensive income, net for 2019	226	1,348	(222)	1,352
Reserve at 31 December 2019	(839)	(329)	474	(694)
Other comprehensive income, net for 2020	(1,689)	1,713	(567)	(543)
Transfer of cash flow hedge reserve to intangible assets[1]		418	(92)	326
Reserve at 31 December 2020	(2,528)	1,802	(185)	(911)
1.For information on derivatives refer to note 4.3

Financial Risks	Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Financial Contracts
The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2020	2019
USD	10 months	9 months
CNY[1]	6 months	7 months
JPY	12 months	12 months
CAD	9 months	9 months
GBP	11 months	10 months
1. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.

Key Currencies

Key currencies
Exchange rate DKK per 100	2020	2019	2018
USD
Average	654	667	631
Year-end	606	668	652
Year-end change	(9.3%)	2.5%	5.1%
CNY
Average	95	97	95
Year-end	93	96	95
Year-end change	(3.1%)	1.1%	(0.3%)
JPY
Average	6.13	6.12	5.72
Year-end	5.88	6.11	5.91
Year-end change	(3.8%)	3.4%	7.3%
CAD
Average	488	503	487
Year-end	474	511	479
Year-end change	(7.2%)	6.7%	(3.2%)
GBP
Average	839	852	842
Year-end	824	877	827
Year-end change	(6.0%)	6.0%	(1.4%)

Foreign Exchange Sensitivity Analysis
At year-end, an immediate 5% increase/decrease in the following currencies versus EUR and DKK would impact Novo Nordisk’s operating profit estimated by Management as outlined in the table below:

	Estimated for
DKK million	2021	2020
USD	1,900	1,950
CNY	460	450
JPY	200	150
CAD	140	130
GBP	110	100

At year-end, an immediate 5% increase/decrease in all other currencies versus EUR and DKK would affect other comprehensive income and the income statement as outlined in the table below:

DKK million	Immediate 5% increase	Immediate 5% decrease
2020
Other comprehensive income	(1,893)	1,893
Income statement	299	(299)
Total	(1,594)	1,594
2019
Other comprehensive income	(1,811)	1,811
Income statement	199	(199)
Total	(1,612)	1,612

Credit Exposure

Credit exposure for cash at bank and derivative financial instruments (market value)
DKK million	Cash at bank	Derivative financial instruments	Total
2020
AA range	7,296	989	8,285
A range	4,443	1,343	5,786
BBB range	212	—	212
Not rated or below BBB range	806	—	806
Total	12,757	2,332	15,089
2019
AA range	7,471	139	7,610
A range	7,145	49	7,194
BBB range	314	—	314
Not rated or below BBB range	545	—	545
Total	15,475	188	15,663

Derecognised Receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2020 amounting to:

DKK million	2020	2019	2018
US	1,817	3,672	3,587
Japan	2,351	2,149	1,937

Derivative Financial Instruments

Derivative financial instruments	2020			2019
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	29,110	1,658	—	25,394	81	315
Forward contracts CNH, JPY, GBP and CAD	10,291	191	47	10,013	35	130
Forward contracts, cash flow hedges	39,401	1,849	47	35,407	116	445
Forward contracts USD	19,411	379	1,307	11,287	61	217
Forward contracts CNH, CAD, EUR, GBP and JPY	4,578	104	11	3,761	11	72
Forward contracts, fair value hedges	23,989	483	1,318	15,048	72	289
Total derivative financial instruments	63,390	2,332	1,365	50,455	188	734
Recognised in the income statement		483	1,318		72	289
Recognised in other comprehensive income[2]		1,849	47		116	445
1. Average hedge rate for USD cash flow hedges is 640 at the end of 2020 and 654 at the end of 2019.
2. The fair value of cash flow hedges at year-end 2020, DKK 1,802 million, is recognised in other comprehensive income. In addition DKK 418 million in cash flow hedge losses on intangible asset purchases has been incurred for a total 2020 other comprehensive impact of DKK 1,384 million. The DKK 418 million deferred loss was transferred directly from the cash flow hedge reserve to the initial cost of the intangible assets.

Borrowings

Contractual undiscounted cashflows	2020				2019
DKK million	Leases	Loans	Bank overdrafts[1]	Total	Leases	Bank overdrafts[1]	Total
Within 1 year	855	5,577	1,107	7,539	847	659	1,506
1-3 years	1,247	—	—	1,247	1,424	—	1,424
3-5 years	694	—	—	694	734	—	734
More than 5 years	1,241	—	—	1,241	1,140	—	1,140
Total contractual undiscounted cash flows at the end of the year	4,037	5,577	1,107	10,721	4,145	659	4,804
Contractual discounted cash flows included in the balance sheet at the end of the year	3,672	5,577	1,107	10,356	3,824	659	4,483
Non-current liabilities	2,897	—	—	2,897	3,009	—	3,009
Current liabilities	775	5,577	1,107	7,459	815	659	1,474

Reconciliation of liabilities arising from financing activities			Non-cash movements
DKK million	Beginning of the year	Cash flows	Additions	Disposals	Exchange rates	Other	End of the year
2020
Lease liabilities	3,824	(950)	978	—	(171)	(9)	3,672
Loans	—	5,582	—	—	(5)	—	5,577
Bank overdrafts[1]	595	100	—	—	(119)	—	576
Liabilities arising from financing activities	4,419	4,732	978	—	(295)	(9)	9,825
Bank overdrafts[1]	64	467	—	—	—	—	531
Total borrowings	4,483	5,199	978	—	(295)	(9)	10,356
2019
Lease liabilities	3,988	(822)	640	(57)	63	12	3,824
Bank overdrafts[1]	506	81	—	—	8	—	595
Liabilities arising from financing activities	4,494	(741)	640	(57)	71	12	4,419
Bank overdrafts[1]	9	55	—	—	—	—	64
Total borrowings	4,503	(686)	640	(57)	71	12	4,483

Cash and Cash Equivalents and Financial Resources

DKK million	2020	2019	2018
Cash and cash equivalents
Cash at bank (note 4.2)	12,757	15,475	15,638
Borrowings[1]	(531)	(64)	(9)
Cash and cash equivalents	12,226	15,411	15,629
Financial reserves
Cash and cash equivalents	12,226	15,411	15,629
Undrawn committed credit facility[2]	11,531	11,578	11,574
Undrawn bridge facility[3]	5,577	—	—
Borrowings[1,3]	(576)	(595)	(506)
Financial reserves[4]	28,758	26,394	26,697

Free cash flow
DKK million	2020	2019	2018
Net cash generated from operating activities	51,951	46,782	44,616
Net cash used in investing activities	(22,436)	(11,509)	(12,080)
Repayment on lease liabilities	(950)	(822)	—
Free cash flow[4]	28,565	34,451	32,536
1. Bank overdrafts includes DKK 576 million classified as financing activities (DKK 595 million in 2019) and DKK 531 million classified as cash and cash equivalents (DKK 64 million in 2019).
2. The undrawn committed credit facility comprises a EUR 1,550 million facility (EUR 1,550 million in 2019 and EUR 1,550 million in 2018) committed by a portfolio of international banks. The facility matures in 2024.
3. The undrawn bridge facility included in financial reserves comprises the EUR 750 million (DKK 5,577 million) undrawn portion of EUR 1,500 million bridge facility. The facility is expected to mature in 2021 but the terms provide that the maturity can be extended, at the option of Novo Nordisk, through June 2022. Financial reserves include amounts undrawn under credit facilities and overdrafts where the repayment is not contractually required within 12 months. In accordance with IFRS, the DKK 5,577 million (EUR 750 million) drawn loan has been classified as current borrowings as it is Management's expectation that it will be repaid in 2021.
4. Additional non-IFRS financial measure; please refer to 'Non-IFRS financial measures', which is not part of the audited financial statements.

Restricted cash
Cash and cash equivalents at 31 December 2020 includes DKK 653 million that is restricted (DKK 509 million in 2019). The restricted cash balance relates to subsidiaries in which availability of currency for remittance of funds is temporarily scarce.

Free Cash Flow
Accounting policies
The cash flow statement is presented in accordance with the indirect method commencing with net profit for the year. Cash flows in foreign currencies are translated to DKK at the average exchange rate for the respective year.

Cash from operating activities converts income statement items from the accrual basis of accounting to cash basis. As such, starting with net profit, non-cash items are reversed and actual payments included. The change in working capital is also taken into account, as this shows the development in money tied up in the balance sheet. Cash from investing activities shows payments related to the purchase and sale of Novo Nordisk’s long-term investments. This includes fixed assets such as construction of new production sites, intangible assets such as patents and licences, and financial assets.

Cash and cash equivalents consists of cash offset by short-term bank overdrafts. Where short-term bank overdrafts are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement.

Financial reserves comprise the sum of cash and cash equivalents at the end of the year and undrawn committed credit and loan facilities, with a maturity of more than 12 months, less loans and bank overdrafts classified as liabilities arising from financing activities contractually obliged for repayment within 12 months of the balance sheet date.

Change in Working Capital

DKK million	2020	2019	2018
Inventories	(895)	(1,305)	(963)
Trade receivables	(2,822)	(2,126)	(2,621)
Other receivables and prepayments	(419)	(1,190)	(662)
Trade payables	(641)	(398)	1,146
Other liabilities	1,274	1,202	(348)
Adjustment for payables related to non-current assets	879	295	84
Adjustment related to divestment of Group companies	—	(42)	—
Change in working capital including exchange rate adjustments	(2,624)	(3,564)	(3,364)
Exchange rate adjustments	(1,729)	176	(6)
Cash flow change in working capital	(4,353)	(3,388)	(3,370)

Other Non-Cash Items	The adjustments are specified as follows:

DKK million	2020	2019	2018
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.9)	53	155	34
Capital gain/(loss) on investments, net etc (note 4.9)	195	145	(163)
Result of associated company (note 4.9)	(149)	137	(12)
Share-based payment costs (note 5.1)	823	363	414
Income from the divestment of Group companies	—	(68)	(122)
Adjustment in non-cash items related to divestment of group companies	—	162	—
Increase/(decrease) in provisions (note 3.6) and retirement benefit obligations (note 3.5)	3,605	6,071	5,503
Other	3,322	67	444
Total other non-cash items	7,849	7,032	6,098

Financial Assets

Financial assets by category
DKK million	2020	2019
Other financial assets[1]	766	970
Derivative financial instruments (note 4.3)	2,332	188
Financial assets at fair value through the income statement	3,098	1,158
Other financial assets[1]	300	364
Trade receivables	11,643	12,203
Other receivables and prepayments (current and non-current)	4,835	4,275
– less prepayments and VAT receivables	(4,113)	(3,899)
Cash at bank (note 4.5)	12,757	15,475
Financial assets at amortised cost	25,422	28,418
Trade receivables in a factoring portfolio[2]	16,091	12,709
Financial assets at fair value through OCI	16,091	12,709
Total financial assets at the end of the year by category[1]	44,611	42,285
1. Financial assets with the exception of other financial assets and non-current part of other receivables and prepayments (DKK 674 million in 2020, DKK 841 million in 2019) are all due within one year. Other financial assets at amortised cost include DKK 280 million which are due in more than five years (DKK 327 million in 2019). Other financial assets measured at fair value through the income statement are minor shareholdings.

2. Trade receivables which are measured at fair value through OCI, which have no associated loss allowance. Refer to note 3.4.

Financial Liabilities

Financial liabilities by category
DKK million	2020	2019
Derivative financial instruments (note 4.3)	1,365	734
Financial liabilities measured at fair value through the income statement	1,365	734
Borrowings (non-current)	2,897	3,009
Borrowings (current)[3]	7,459	1,474
Trade payables	5,717	6,358
Other liabilities	17,005	15,085
– less VAT and duties payable	(598)	(478)
Financial liabilities measured at amortised cost	32,480	25,448
Total financial liabilities at the end of the year by category[4]	33,845	26,182
3. The fair value of loans approximates the booked amount
4. Please refer to note 4.4 for a maturity analysis for non-current and current borrowings. All other financial liabilities are due within one year.

Fair Value Measurement Hierarchy

Fair value measurement hierarchy
DKK million	2020	2019
Active market data	634	846
Directly or indirectly observable market data	2,332	188
Not based on observable market data[5]	16,223	12,833
Total financial assets at fair value	19,189	13,867
Active market data	—	—
Directly or indirectly observable market data	1,365	734
Not based on observable market data	—	—
Total financial liabilities at fair value	1,365	734
5. The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs into the estimate of US wholesaler charge-backs are described in note 2.1.

Financial Income

Financial income
DKK million	2020	2019	2018
Interest income[1]	337	65	51
Foreign exchange gain (net)	1,142	—	—
Financial gain from forward contracts (net)	—	—	1,656
Financial gain from currency options (net)	—	—	152
Capital gain on investments, etc.	—	—	251
Result of associated companies	149	—	12
Total financial income	1,628	65	2,122

Financial Expenses

Financial expenses
DKK million	2020	2019	2018
Interest expenses[1]	390	220	85
Foreign exchange loss (net)	—	539	1,510
Financial loss from forward contracts (net)	1,889	2,673	—
Capital loss on investments, etc.	195	145	88
Result of associated companies	—	137	—
Other financial expenses	150	281	72
Total financial expenses	2,624	3,995	1,755
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial Impact From Forward Contracts and Currency Options, Specified

Financial impact from forward contracts and currency options, specified
DKK million	2020	2019	2018
Forward contracts
Income/(loss) transferred from other comprehensive income	(329)	(1,677)	1,841
Value adjustment of transferred contracts	79	(1,609)	(1,299)
Unrealised fair value adjustments of forward contracts	(835)	(217)	(143)
Realised foreign exchange gain/(loss) on forward contracts	(804)	830	1,257
Financial income/(expense) from forward contracts	(1,889)	(2,673)	1,656
Currency options
Realised income/(loss) transferred from other comprehensive income	—	—	186
Value adjustment of transferred options	—	—	(3)
Foreign exchange gain/(loss) on currency options	—	—	(31)
Financial income/(expense) from currency options	—	—	152